Revolving term credit facilities (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 20, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Revolving term credit facility
Drawdowns		$ 237.0
Repayments		(27.0)
Balance, end of year		207.6
Amount outstanding		207.6		$ 207.6
Credit Facility
Revolving term credit facility
Balance, beginning of year		0.0
Drawdowns		210.0
Balance, end of year		$ 210.0	$ 0.0
Less: debt issue costs				(2.4)
Borrowings				207.6
Maturity period		5 years
Maximum borrowing capacity				1,000.0
Amount outstanding		$ 0.0	0.0	210.0	$ 0.0
Interest expense incurred		1.5	0.0
Debt issuance costs capitalised				$ 2.4	2.5
Amortization of debt issuance costs		0.8	0.9
Standby and administrative fees		$ 2.2	$ 2.5
Credit Facility | Bottom
Revolving term credit facility
Bankers acceptance period under credit facility		30 days
Stamping fee (as a percent)		1.10%
Standby fee (as a percent)		0.22%
Credit Facility | Top
Revolving term credit facility
Bankers acceptance period under credit facility		180 days
Stamping fee (as a percent)		2.20%
Standby fee (as a percent)		0.44%
Credit Facility | CIBC | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)				0.10%
Credit Facility | CIBC | Top
Revolving term credit facility
Spread on variable rate (as a percent)				1.20%
Credit Facility | LIBOR
Revolving term credit facility
Spread on variable rate (as a percent)				1.10%
Credit Facility | LIBOR | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)				1.10%
Credit Facility | LIBOR | Top
Revolving term credit facility
Spread on variable rate (as a percent)				2.20%
Credit Facility | Prime rate | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)				0.10%
Credit Facility | Prime rate | Top
Revolving term credit facility
Spread on variable rate (as a percent)				1.20%
FNBC Credit Facility
Revolving term credit facility
Drawdowns		$ 27.0
Repayments		$ (27.0)
Maturity period	1 year
Maximum borrowing capacity	$ 100.0
Standby fee (as a percent)	0.27%
Debt issuance costs capitalised				$ 0.1	$ 0.1
FNBC Credit Facility | CIBC
Revolving term credit facility
Spread on variable rate (as a percent)	0.35%
FNBC Credit Facility | LIBOR
Revolving term credit facility
Spread on variable rate (as a percent)	1.35%